Income Taxes - Components of Income Tax Benefit (Provision) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal				$ 31
State and local			$ (113)	202
Foreign			(115)	(141)
Current income tax provision (benefit)			(228)	92
Deferred:
Federal			(23)	1,963
State and local			71	870
Foreign			143	128
Deferred income tax (provision) benefit			191	2,961
Income tax (provision) benefit , net	$ (62)	$ (48)	$ (37)	$ 3,053